SHAREHOLDERS' EQUITY - Cash-settled LTI Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Accounts payable	$ 398,482	$ 367,008
Cash Settled DSU
Share-based Compensation
Cash share-based compensation (recovery) expense	(5,700)	6,900	$ 900
Accounts payable	$ 11,100	$ 6,300